UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	March 31, 2006

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	April 25, 2006
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	450

Form 13F information Table Value Total:	 550792000

List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     9600   126830 SH       SOLE                   126540               290
Abbott Labs Com                COM              002824100     9174   216020 SH       SOLE                   215570               450
Air Prods & Chems Inc Com      COM              009158106     9098   135400 SH       SOLE                   135000               400
Alcoa Inc Com                  COM              013817101    10196   333624 SH       SOLE                   332899               725
American Express Co Com        COM              025816109     8977   170835 SH       SOLE                   170415               420
American Intl Group Com        COM              026874107    15545   235215 SH       SOLE                   234915               300
Amgen Inc Com                  COM              031162100    11388   156540 SH       SOLE                   156240               300
Archer Daniels Midland Com     COM              039483102     1203    35760 SH       SOLE                    35760
Automatic Data Process Com     COM              053015103    14966   327635 SH       SOLE                   327085               550
BP Plc Sponsored Adr           COM              055622104      557     8080 SH       SOLE                     7640               440
Becton Dickinson & Co Com      COM              075887109    12784   207592 SH       SOLE                   207092               500
Caterpillar Inc Del Com        COM              149123101    16457   229180 SH       SOLE                   228780               400
Cisco Sys Inc Com              COM              17275R102     9231   426000 SH       SOLE                   424900              1100
Coca Cola Co Com               COM              191216100      710    16950 SH       SOLE                    16950
Dell Inc Com                   COM              24702R101     8276   278075 SH       SOLE                   277425               650
Disney Walt Co Com             COM              254687106     8724   312790 SH       SOLE                   311740              1050
Dow Chem Co Com                COM              260543103     8402   206945 SH       SOLE                   206945
Emerson Elec Co Com            COM              291011104    16172   193375 SH       SOLE                   193375
Exxon Mobil Corp Com           COM              30231G102    11704   192303 SH       SOLE                   192303
FedEx Corp Com                 COM              31428X106    17896   158459 SH       SOLE                   158149               310
Federal Natl Mtg Assn Com      COM              313586109     7403   144035 SH       SOLE                   143535               500
Gannett Inc Com                COM              364730101     6216   103740 SH       SOLE                   103390               350
General Dynamics Corp Com      COM              369550108    11626   181710 SH       SOLE                   181260               450
General Elec Co Com            COM              369604103     8575   246546 SH       SOLE                   245826               720
Home Depot Inc Com             COM              437076102    14484   342400 SH       SOLE                   341825               575
Illinois Tool Wks Inc Com      COM              452308109    12263   127325 SH       SOLE                   127005               320
Ingersoll-Rand Company Cl A    COM              G4776G101     9696   232020 SH       SOLE                   231320               700
Intel Corp Com                 COM              458140100     9224   474000 SH       SOLE                   473000              1000
International Bus Mach Com     COM              459200101    16038   194470 SH       SOLE                   194220               250
Intl Paper Co Com              COM              460146103     9948   287770 SH       SOLE                   287770
JP Morgan Chase & Co Com       COM              46625H100     1209    29033 SH       SOLE                    28433               600
Johnson & Johnson Com          COM              478160104     8778   148230 SH       SOLE                   147810               420
Kimberly Clark Corp Com        COM              494368103     7284   126020 SH       SOLE                   125620               400
McDonalds Corp Com             COM              580135101    15152   440970 SH       SOLE                   440230               740
Mcgraw-Hill Cos Inc            COM              580645109    14241   247152 SH       SOLE                   246552               600
Microsoft Corp Com             COM              594918104    16071   590620 SH       SOLE                   589820               800
Morgan Stanley Coms            COM              617446448    15814   251741 SH       SOLE                   251341               400
Nucor Corp Com                 COM              670346105    19617   187205 SH       SOLE                   186855               350
Pepsico Inc Com                COM              713448108    13105   226775 SH       SOLE                   226325               450
Pfizer Inc Com                 COM              717081103     8440   338700 SH       SOLE                   337800               900
Procter & Gamble Co Com        COM              742718109    12465   216291 SH       SOLE                   215765               526
Qualcomm Inc Com               COM              747525103    16862   333170 SH       SOLE                   332490               680
Royal Dutch Shell Plc Spons Ad COM              780259206      990    15900 SH       SOLE                    15900
Schlumberger Ltd Com           COM              806857108    16951   133925 SH       SOLE                   133700               225
Staples Inc Com                COM              855030102    16043   628625 SH       SOLE                   627425              1200
Stryker Corp Com               COM              863667101     1238    27930 SH       SOLE                    27480               450
Time Warner Inc Com            COM              887317105    12048   717570 SH       SOLE                   716370              1200
US Bancorp DE Com              COM              902973304     9300   304905 SH       SOLE                   304205               700
Unilever NV NY                 COM              904784709    11914   172115 SH       SOLE                   171765               350
Union Pac Corp Com             COM              907818108     1707    18290 SH       SOLE                    18290
Valero Energy Corp New Com     COM              91913Y100      341     5700 SH       SOLE                     5700
Verizon Communications Com     COM              92343V104     9065   266141 SH       SOLE                   265481               660
Wal-Mart Stores Inc Com        COM              931142103     7497   158710 SH       SOLE                   158130               580
Walgreen Co Com                COM              931422109     8128   188445 SH       SOLE                   187795               650